Other operating (expenses) income - Additional Information (Details) - COP ($) $ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Disclosure of associates [line items]
Adjustments for gain loss on Acquisition of investments in subsidiaries, joint ventures and associates	[1]		$ 1,373,112
Gases de la Guajira S.A. E.S.P.
Disclosure of associates [line items]
Adjustments for gain loss on Acquisition of investments in subsidiaries, joint ventures and associates		$ 1,284,372
Hocol petroleum limited
Disclosure of associates [line items]
Adjustments for gain loss on Acquisition of investments in subsidiaries, joint ventures and associates			$ 88,740

[1]	As of June 2020, result in the acquisition of Guajira: Ecopetrol $1,284,372 and Hocol $88,740.